ORGANIZATION AND BASIS OF PRESENTATION - Schedule of Operations and Cash Flows Results of Variable Interest (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Organization Consolidation And Presentation Of Financial Statements
Revenues	¥ 9,558,619	$ 1,366,864	¥ 7,785,180	¥ 7,047,461
Net loss attributable to Kingsoft Cloud Holdings Limited	(936,251)	(133,882)	(1,966,680)	(2,176,340)
Net cash (used in) generated from operating activities	3,801,028	543,540	628,419	(169,070)
Net cash used in investing activities	(4,529,729)	(647,743)	(3,620,445)	(673,186)
Net cash generated from financing activities	4,182,983	598,159	3,255,418	(227,852)
Variable interest entities
Organization Consolidation And Presentation Of Financial Statements
Revenues	6,620,373	946,701	5,202,692	4,599,721
Net loss attributable to Kingsoft Cloud Holdings Limited	(768,096)	(109,836)	(1,913,044)	(2,110,022)
Net cash (used in) generated from operating activities	2,519,735	360,317	412,302	(286,575)
Net cash used in investing activities	(4,532,128)	(648,086)	(3,036,703)	(1,833,636)
Net cash generated from financing activities	¥ 2,187,700	$ 312,837	¥ 2,881,726	¥ 1,809,799